Variflex Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated November 24, 2008,
To Prospectus Dated May 1, 2005

Effective November 24, 2008, the name of the SBL Diversified Income Subaccount changed to SBL US Intermediate Bond, and the investment objective changed to "provide current income." All references to SBL Diversified Income in the Prospectus dated May 1, 2008, are hereby changed to SBL US Intermediate Bond, and references to the Subaccount's investment objective are hereby changed to "provide current income" effective November 24, 2008. Also effective November 24, 2008, RS Investments no longer serves as subadvisor for the SBL Small Cap Growth Underlying Fund.

The second and third tables in the "Expense Table" section of the Prospectus are deleted in their entirety and replaced with the following:

	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses[1]	0.65%	1.70%
  Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,030	$1,492	$1,965	$3,307
If you do not surrender or annuitize your Contract	302	924	1,571	3,307

The table "Objectives for Underlying Funds" is revised as follows:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
SBL Small Cap Growth		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL US Intermediate Bond		Current income	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001

Please Retain This Supplement For Future Reference